Property and Equipment	6 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 6. Property and Equipment

The following table sets forth the components of the Company’s property and equipment at June 30, 2022 and December 31, 2021:

	June 30, 2022			December 31, 2021
	Gross Carrying Amount	Accumulated Depreciation	Net Book Value	Gross Carrying Amount	Accumulated Depreciation	Net Book Value

Office furniture and equipment	$14,998	$4,956	$10,042	$14,998	$4,000	$10,998
Vehicles	36,432	22,466	13,966	48,248	26,306	21,942
Precious metal extraction machine- 1 ton	2,280,000	285,000	1,995,000	2,280,000	228,000	2,052,000
Precious metal extraction machine- 10 ton	5,320,000	665,000	4,655,000	5,320,000	532,000	4,788,000

Construction in process:
Bioreactors	1,440,000	–	1,440,000	1,440,000	–	1,440,000
Nanosponge/Cavitation device	22,103	–	22,103	22,103	–	22,103
Remediation Processing Unit 1	6,150,506	–	6,150,506	6,249,082	–	6,249,082
Remediation Processing Unit 2	5,489,760	–	5,489,760	5,201,098	–	5,201,098
Remediation Processing Unit System A	3,127,669	–	3,127,669	2,561,467	–	2,561,467
Remediation Processing Unit System B	2,974,884	–	2,974,884	2,345,421	–	2,345,421
Total fixed assets	$26,856,352	$977,422	$25,878,930	$25,482,417	$790,306	$24,692,111

For the year ended December 31, 2021 the Company issued 5,413 shares of Series C-1 Preferred Stock value at $64,950 for equipment, which has been valued based on similar cash purchases of the Series C-1 Preferred Stock at approximately $12.00 per share. For the six months ended June 30, 2022 and 2021 depreciation expense was $195,387 and $5,781. For the six months ended June 30, 2022 and 2021 capitalized interest to equipment from debt financing was $256,235 and $822,700. Equipment that is currently being manufactured is considered construction in process and is not depreciated until the equipment is placed into service.